PENSIONS - Reconciliation of Funded Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (53,166,000)		$ (50,564,000)	$ (54,291,000)
Fair value of plan assets	14,496,000		14,919,000	14,194,000
Funded status	(38,670,000)	[1]	(35,645,000)
Employer contributions and benefit payment amounts paid from employer assets	2,500,000		2,500,000
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(11,163,000)		(10,256,000)
Fair value of plan assets	10,383,000		9,622,000
Funded status	(780,000)		(634,000)
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(42,003,000)		(40,308,000)
Fair value of plan assets	4,113,000		5,297,000
Funded status	$ (37,890,000)		$ (35,011,000)

[1]	Our plans compose of two plans that are both underfunded as at December 31, 2014 and 2013.